UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22272

Nuveen California Municipal Value Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Municipal Value Fund 2 (NCB)
	May 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 4.3% (4.4% of Total Investments)
$ 3,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	Baa3	$ 2,187,185
	Bonds, Series 2005A-1, 5.500%, 6/01/45
	Education and Civic Organizations – 9.1% (9.2% of Total Investments)
500	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	501,220
	2005A, 5.000%, 10/01/25
2,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/19 at 100.00	A2	2,011,540
	2009, 5.500%, 11/01/39
1,965	California State Public Works Board, Lease Revenue Bonds, University of California Department	4/19 at 100.00	A2	2,094,788
	of Education Riverside Campus Project, Series 2009B, 5.750%, 4/01/23
4,465	Total Education and Civic Organizations			4,607,548
	Health Care – 23.0% (23.3% of Total Investments)
1,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Health	5/19 at 100.00	A–	1,022,150
	Facility Revenue Bonds, Saint Rose Hospital, Series 2009A, 6.000%, 5/15/29
1,900	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/19 at 100.00	A	1,947,519
	Series 2009A, 6.000%, 7/01/39
1,000	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital of Orange	11/19 at 100.00	A	1,043,330
	County, Series 2009A, 6.500%, 11/01/38
850	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa2	768,145
	of Central California, Series 2007, 5.250%, 2/01/27
1,400	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health	3/18 at 100.00	AA+	1,304,996
	System West, Series 2007B, 5.000%, 3/01/37 – AGC Insured
	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante
	System, Series 2006:
125	5.000%, 3/01/41	3/16 at 100.00	A+	111,541
2,000	5.250%, 3/01/45	3/16 at 100.00	A+	1,837,700
1,500	California Statewide Community Development Authority, Revenue Bonds, Sutter Health,	8/18 at 100.00	AA+	1,402,185
	Series 2004D, 5.050%, 8/15/38 – AGM Insured
800	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa3	753,584
	System, Series 2006, 5.000%, 8/01/24
850	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	757,316
	5.500%, 8/1/37
725	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	648,273
	6.000%, 11/01/41
12,150	Total Health Care			11,596,739
	Housing/Multifamily – 0.5% (0.4% of Total Investments)
230	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB–	215,453
	Series 2010A, 6.400%, 8/15/45
	Housing/Single Family – 10.9% (11.0% of Total Investments)
1,485	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2008L,	2/18 at 100.00	A3	1,345,514
	5.500%, 8/01/38
2,500	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006K, 4.625%, 8/01/26	2/16 at 100.00	A3	2,167,375
	(Alternative Minimum Tax)
2,000	California State Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007B,	12/16 at 100.00	AA	1,970,520
	5.150%, 12/01/27 (Alternative Minimum Tax)
5,985	Total Housing/Single Family			5,483,409
	Industrials – 1.8% (1.8% of Total Investments)
900	California Enterprise Development Authority, Sewer Facilities Revenue, Anheuser-Busch Project,	9/12 at 100.00	A–	889,911
	Senior Lien Series 2007, 5.300%, 9/01/47 (Alternative Minimum Tax)
	Long-Term Care – 2.1% (2.1% of Total Investments)
1,000	California Health Facilities Financing Authority, Insured Revenue Bonds, Community Program for	No Opt. Call	A–	1,054,790
	Persons with Developmental Disabilities, Series 2011A, 6.250%, 2/01/26
	Materials – 1.2% (1.1% of Total Investments)
585	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International	6/15 at 100.00	BBB	553,755
	Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)
	Tax Obligation/General – 8.7% (8.8% of Total Investments)
2,000	California State, Various Purpose General Obligation Bonds, Series 2007, 5.000%, 6/01/37 –	6/17 at 100.00	A1	1,939,160
	NPFG Insured
2,100	Carlsbad Unified School District, San Diego County, California, General Obligation Bonds,	5/24 at 100.00	AA	1,308,048
	Series 2009B, 0.000%, 5/01/34
1,120	Oakland, California, General Obligation Bonds, Measure DD Series 2009B, 5.250%, 1/15/29	1/19 at 100.00	Aa2	1,154,317
5,220	Total Tax Obligation/General			4,401,525
	Tax Obligation/Limited – 15.8% (16.0% of Total Investments)
500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A2	514,855
	2010A-1, 6.000%, 3/01/35
1,000	City and County of San Francisco, California, Redevelopment Financing Authority, Tax	8/19 at 100.00	A1	1,025,840
	Allocation Revenue Bonds, San Francisco Redevelopment Projects, Series 2009B, 6.625%, 8/01/39
1,000	Lancaster Redevelopment Agency, California, Combined Project Areas Housing Programs, Tax	8/19 at 100.00	BBB+	985,070
	Allocation Bonds, Series 2009, 6.875%, 8/01/39
	National City Community Development Commission, San Diego County, California, Redevelopment
	Project Tax Allocation Bonds, Series 2011:
1,135	5.000%, 8/01/16	No Opt. Call	A–	1,195,564
80	6.500%, 8/01/24	8/21 at 100.00	A–	83,997
30	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	A–	30,506
	Project, Series 2011, 6.750%, 9/01/40
15	Riverside County Redevelopment Agency, California, Jurupa Valley Project Area 2011 Tax Allocation	10/21 at 100.00	A–	15,167
	Bonds Series B, 6.500%, 10/01/25
1,500	San Francisco City and County, California, Certificates of Participation, Multiple Capital	4/19 at 100.00	AA–	1,511,865
	Improvement Projects, Series 2009A, 5.250%, 4/01/31
15	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	15,568
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
15	7.000%, 8/01/33	2/21 at 100.00	BBB	15,411
15	7.000%, 8/01/41	2/21 at 100.00	BBB	15,357
25	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	24,742
	7.000%, 10/01/26
500	Val Verde Unified School District Financing Authority, California, Special Tax Revenue, Junior	10/13 at 102.00	N/R	478,060
	Lien Refunding Series 2003, 6.250%, 10/01/28
2,000	Westlake Village, California, Certificates of Participation, Financign Project, Series 2009,	6/16 at 100.00	AA+	2,013,880
	5.000%, 6/01/39
40	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	40,500
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.000%, 9/01/26
7,870	Total Tax Obligation/Limited			7,966,382
	Transportation – 2.1% (2.1% of Total Investments)
1,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/16 at 100.00	A1	1,037,960
	Airport, Second Series 2002, Issue 32G, 5.000%, 5/01/24 – FGIC Insured
	Utilities – 14.1% (14.3% of Total Investments)
1,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	1,086,530
2,495	Roseville Natural Gas Financing Authority, California, Gas Revenue Bonds, Series 2007,	No Opt. Call	A	2,579,581
	5.000%, 2/15/17
2,400	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	Baa1	2,366,952
	5.250%, 11/01/24
1,000	Tuolumne Wind Project Authority, California, Revenue Bonds, Tuolumne Company Project, Series	1/19 at 100.00	A+	1,073,220
	2009A, 5.625%, 1/01/29
6,895	Total Utilities			7,106,283
	Water and Sewer – 5.4% (5.5% of Total Investments)
2,000	Orange County Sanitation District, California, Certificates of Participation, Tender Option	2/19 at 100.00	AAA	2,227,680
	Bond Trust 3020, 17.702%, 2/01/35 (IF)
500	Western Riverside Water & Wastewater Financing Authority, California, Revenue Bonds, Western	8/19 at 100.00	AA+	514,570
	Municipal Water District, Series 2009, 5.625%, 9/01/39 – AGC Insured
2,500	Total Water and Sewer			2,742,250
$ 52,300	Total Investments (cost $46,502,599) – 99.0%			49,843,190
	Other Assets Less Liabilities – 1.0% (4)			513,074
	Net Assets Applicable to Common Shares – 100%			$ 50,356,264

Investments in Derivatives

Forward Swaps outstanding at May 31, 2011:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)
Barclays Bank PLC	$2,000,000	Receive	3-Month USD-LIBOR	4.746%	Semi-Annually	3/30/12	3/30/35	$(197,313)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$49,843,190	$ —	$49,843,190
Derivatives:
Forward Swaps*	—	(197,313)	—	(197,313)
Total	$ —	$49,645,877	$ —	$49,645,877
* Represents net unrealized appreciation (depreciation).

During the period ended May 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of May 31, 2011, the location of these instruments on the Statement of Assets and Liablilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Forward Swaps	Unrealized appreciation	$ —	Unrealized depreciation	$197,313
		on forward swaps*		on forward swaps*
* Represents cumulative unrealized appreciation (depreciation) of forward swap contracts as reported in the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2011, the cost of investments (excluding investments in derivatives) was $46,277,255.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at May 31, 2011, were as follows:

Gross unrealized:
Appreciation	$3,771,315
Depreciation	(205,380)
Net unrealized appreciation (depreciation) of investments	$3,565,935

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Other Assets Less Liabilities includes the Value and/or the Unrealized Appreciation (Depreciation) of
derivative instruments as listed within Investments in Derivatives.
(5)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(IF)	Inverse floating rate investment.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Municipal Value Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         July 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         July 29, 2011